Prepayment for CIP Project (Details) - Schedule of Future Minimum Capital Expenditures - Capital Expenditure on CIP [Member]	Mar. 31, 2024 USD ($)
Schedule of Future Minimum Capital Expenditures [Line Items]
2025	$ 3,427,835
2026	8,697,700
2027	1,142,612
Total	$ 13,268,147